SOUTHTRUST FUNDS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 August 20, 1999




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

RE: SOUTHTRUST FUNDS (the "Registrant")
      SouthTrust Value Fund (formerly SouthTrust Core Equity Fund) SouthTrust Growth Fund
      SouthTrust Bond Fund
      SouthTrust Income Fund
      SouthTrust Alabama Tax-Free Income Fund
      SouthTrust U.S. Treasury Money Market Fund
          (formerly SouthTrust Treasury Obligations Fund)
      1933 Act File No. 33-46190
      1940 Act File No. 811-6580


Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated August 10, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 13 on August 18, 1999.

         If you have any questions regarding this certification, please call me at (412) 288-7403 or Marie Hamm at (412)288-2681.

                                    Very truly yours,



                                    /s/ C. Todd Gibson
                                    C. Todd Gibson
                                    Secretary